Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Number of Options
Beginning Balance		996,700,000		833,427,000
Granted		462,201,000		356,237,000
Expired		(7,834,000)
Exercised				(17,428,000)
Forfeited / Cancelled		(198,136,000)		(175,536,000)
Ending balance	1,252,931,000	1,252,931,000		996,700,000
Vested and exercisable at end of period	664,330,000	664,330,000		542,232,000
Weighted- Average Exercise Price
Beginning Balance		$ 57		$ 60.2
Granted		10.66		51.4
Expired		52.62
Exercised				32.8
Forfeited / Cancelled		40.37		63
Ending balance	$ 42.56	42.56		57
Vested and exercisable at end of period	$ 56.7	$ 56.7		$ 59
Weighted Average Remaining Contractual Term (in years)
Outstanding at end of period		7 years 6 months		7 years 4 months 24 days
Vested and exercisable at end of period		6 years 2 months 12 days		6 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at end of period	$ 0	$ 0		$ 50,600
Vested and exercisable at end of period	$ 0	$ 0		$ 0
Infinity Pharmaceuticals Inc [Member]
Number of Options
Beginning Balance	14,663,697		12,689,439
Granted			2,886,324
Expired			(656,229)
Exercised			(17,708)
Forfeited / Cancelled			(238,129)
Ending balance			14,663,697
Vested and exercisable at end of period			10,903,188
Weighted- Average Exercise Price
Beginning Balance	$ 2.93		$ 3.53
Granted	$ 1.54		1.36
Expired			8.3
Exercised			0.83
Forfeited / Cancelled			1.46
Ending balance			2.93
Vested and exercisable at end of period			$ 3.33
Weighted Average Remaining Contractual Term (in years)
Outstanding at end of period			6 years 3 months 18 days
Vested and exercisable at end of period			5 years 7 months 6 days